Revenue - Effect of Lease Modifications (Detail) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Financial Statement After Lease Modification [Line Items]
Contract assets, net			$ 6.8
Accounts receivable, net	$ 68.6	$ 68.6	78.6
Equipment under lease	23.3	23.3
Deferred revenue	8.2	8.2	$ 5.6
Other operating (income) expense, net	12.4	12.4
Balance Prior to Lease Modification
Financial Statement After Lease Modification [Line Items]
Contract assets, net	11.3	11.3
Accounts receivable, net	67.7	67.7
Deferred revenue	7.7	7.7
Effect of Change
Financial Statement After Lease Modification [Line Items]
Contract assets, net	(11.3)	(11.3)
Accounts receivable, net	0.9	0.9
Equipment under lease	23.3	23.3
Deferred revenue	$ (0.5)	(0.5)
Other operating (income) expense, net		$ (12.4)